Gains and losses on disposal and main changes in scope of consolidation - Disposals - General information (Details) € in Millions, £ in Millions				1 Months Ended	12 Months Ended
	Jan. 29, 2016 GBP (£)	Jan. 29, 2016 EUR (€)	Jun. 30, 2015 EUR (€)	Jul. 31, 2015 EUR (€)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)	Dec. 31, 2015 EUR (€)
Noncurrent assets or disposal groups classified as held for sale [line items]
Proceeds from sales of investment securities, net of cash transferred					€ 515	€ 4,588
Gains (losses) on disposal of investments and activities					(5)	59	€ 178
Net income after tax of discontinued operations					29	2,253	448
EE [member]
Noncurrent assets or disposal groups classified as held for sale [line items]
Net disposal value						7,138
Proceeds from sale	£ 3,438	€ 4,500
Proceeds from sales of investment securities, net of cash transferred		€ 4,481			50	4,481
Net income after tax of discontinued operations						2,253
Telkom Kenya [member]
Noncurrent assets or disposal groups classified as held for sale [line items]
Net income after tax of discontinued operations						0
Dailymotion [member]
Noncurrent assets or disposal groups classified as held for sale [line items]
Voting interests disposed of (as a percent)			80.00%	10.00%
Gross disposal value			€ 217	€ 29	26
Net disposal value						€ 238
Proceeds from sales of investment securities, net of cash transferred					€ 26		238
Gains (losses) on disposal of investments and activities							€ 170
Gains (losses) on disposal of investments and activities, initial measurement				139
Gains (losses) on disposal of investments and activities, measurement at fair value of residual investment				€ 31